GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

Goodwill relates to Products segment and Video and Cyber security segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 are as follows:

	Products	Video and Cyber security	Total

As of January 1, 2015	$3,552	$944	$4,496

Foreign currency translation adjustments	(242)	(4)	(246)

As of December 31, 2015	3,310	940	4,250

Acquisition of Aimetis	-	7,859	7,859
Foreign currency translation adjustments	(5)	(254)	(259)

As of December 31, 2016	$3,305	$8,545	$11,850